UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
1/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (45.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.6%)

Government National Mortgage Association Pass-Through Certificates
4s, with due dates from March 20, 2044 to July 20, 2044			$1,464,115	$1,590,521
4s, TBA, March 1, 2045			2,000,000	2,129,766
4s, TBA, February 1, 2045			2,000,000	2,132,969

				5,853,256
U.S. Government Agency Mortgage Obligations (44.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			2,202,925	2,478,351
4s, with due dates from April 1, 2041 to October 1, 2043			3,551,049	3,876,424
3 1/2s, with due dates from April 1, 2042 to February 1, 2044			4,324,575	4,607,573

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, with due dates from May 1, 2041 to February 1, 2044			1,352,352	1,490,170
4 1/2s, TBA, March 1, 2045			32,000,000	34,686,250
4 1/2s, TBA, February 1, 2045			9,000,000	9,766,406
4s, with due dates from April 1, 2042 to June 1, 2044			24,086,447	26,211,533
4s, TBA, March 1, 2045			8,000,000	8,550,960
4s, TBA, February 1, 2045			8,000,000	8,566,875
3 1/2s, with due dates from May 1, 2042 to July 1, 2043			3,540,558	3,759,379
3 1/2s, TBA, March 1, 2045			44,000,000	46,373,593
3 1/2s, TBA, February 1, 2045			36,000,000	38,030,623
3s, February 1, 2043			847,301	877,486
3s, TBA, March 1, 2045			139,000,000	143,377,416
3s, TBA, February 1, 2045			136,000,000	140,621,878

				473,274,917

Total U.S. government and agency mortgage obligations (cost $475,239,943)				$479,128,173

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
2s, September 30, 2020(SEGSF)			$382,000	$395,934
1.750%, September 30, 2019(i)			11,000	11,360
1.000%, May 31, 2018(i)			167,000	167,846

Total U.S. treasury obligations (cost $561,010)				$575,140

MORTGAGE-BACKED SECURITIES (42.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (16.9%)

Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, 5.168s, 2024			$1,100,000	$1,113,200

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, 23.809s, 2035			143,849	231,150
IFB Ser. 3072, Class SM, 23.186s, 2035			336,743	527,062
IFB Ser. 3072, Class SB, 23.039s, 2035			301,712	470,631
IFB Ser. 3249, Class PS, 21.726s, 2036			229,244	352,253
IFB Ser. 2990, Class LB, 16.52s, 2034			834,581	1,131,592
IFB Ser. 4143, Class DS, IO, 5.954s, 2042			8,254,175	2,142,305
IFB Ser. 4240, Class SA, IO, 5.834s, 2043			23,601,115	5,369,962
IFB Ser. 4245, Class AS, IO, 5.834s, 2043			25,219,625	5,327,458
IFB Ser. 271, Class S5, IO, 5.834s, 2042			10,776,734	2,690,950
IFB Ser. 3852, Class NT, 5.834s, 2041			8,735,718	9,294,804
IFB Ser. 317, Class S3, IO, 5.814s, 2043			10,833,121	2,947,746
IFB Ser. 326, Class S2, IO, 5.784s, 2044			8,947,014	2,333,748
IFB Ser. 310, Class S4, IO, 5.784s, 2043			3,321,742	887,304
IFB Ser. 308, Class S1, IO, 5.784s, 2043			3,895,877	1,044,173
IFB Ser. 269, Class S1, IO, 5.784s, 2042			5,455,191	1,338,704
IFB Ser. 327, Class S8, IO, 5.754s, 2044			1,737,307	434,500
IFB Ser. 314, Class AS, IO, 5.724s, 2043			3,761,904	965,147
Ser. 4193, Class PI, IO, 4s, 2043			8,255,014	1,241,376
Ser. 4213, Class GI, IO, 4s, 2041			7,455,188	911,024
Ser. 4369, Class IA, IO, 3 1/2s, 2044			5,165,575	834,967
Ser. 311, Class IO, IO, 3 1/2s, 2043			7,268,435	1,172,319
Ser. 303, Class C19, IO, 3 1/2s, 2043			3,856,955	663,607
Ser. 304, Class C22, IO, 3 1/2s, 2042			5,215,295	1,133,715
Ser. 4141, Class IM, IO, 3 1/2s, 2042			5,164,561	888,063
Ser. 4136, Class IW, IO, 3 1/2s, 2042			13,238,529	1,891,534
Ser. 4166, Class PI, IO, 3 1/2s, 2041			7,010,079	1,084,950
Ser. 4150, Class DI, IO, 3s, 2043			11,715,692	1,918,445
Ser. 4158, Class TI, IO, 3s, 2042			8,646,993	1,010,315
Ser. 4165, Class TI, IO, 3s, 2042			11,866,482	1,410,925
Ser. 4206, Class IP, IO, 3s, 2041			7,261,971	869,113
Ser. 304, Class C45, IO, 3s, 2027			13,359,842	1,529,387
Ser. T-8, Class A9, IO, 0.464s, 2028			422,134	5,804
Ser. T-59, Class 1AX, IO, 0.272s, 2043			1,017,686	12,403
Ser. T-48, Class A2, IO, 0.212s, 2033			1,464,174	14,184
Ser. 3835, Class FO, PO, zero %, 2041			18,670,465	16,814,434

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.927s, 2031			607,218	724,037
IFB Ser. 05-74, Class NK, 26.659s, 2035			95,565	159,668
IFB Ser. 07-53, Class SP, 23.583s, 2037			286,789	457,647
IFB Ser. 05-75, Class GS, 19.745s, 2035			247,140	349,648
IFB Ser. 11-4, Class CS, 12.564s, 2040			2,535,888	3,121,191
IFB Ser. 12-128, Class YS, IO, 6.032s, 2042			4,910,768	930,885
IFB Ser. 12-153, Class SK, IO, 5.982s, 2043			5,658,916	1,346,539
IFB Ser. 12-111, Class JS, IO, 5.932s, 2040			9,784,249	1,786,821
IFB Ser. 13-128, Class SA, IO, 5.832s, 2043			11,281,763	2,815,477
Ser. 13-98, Class SA, IO, 5.782s, 2043			6,664,767	1,776,160
IFB Ser. 13-103, Class SK, IO, 5.752s, 2043			4,990,651	1,344,300
Ser. 13-101, Class SE, IO, 5.732s, 2043			17,696,685	4,846,414
IFB Ser. 13-136, Class SB, IO, 5.732s, 2044			4,133,011	1,001,015
IFB Ser. 13-102, Class SH, IO, 5.732s, 2043			6,459,147	1,707,669
Ser. 397, Class 2, IO, 5s, 2039			1,077,792	159,729
Ser. 418, Class C24, IO, 4s, 2043			9,779,907	1,556,840
Ser. 13-44, Class PI, IO, 4s, 2043			4,795,170	745,874
Ser. 12-124, Class UI, IO, 4s, 2042			4,617,901	766,572
Ser. 13-11, Class IP, IO, 4s, 2042			14,497,119	2,552,601
Ser. 12-40, Class MI, IO, 4s, 2041			19,545,497	2,910,008
Ser. 12-22, Class CI, IO, 4s, 2041			13,763,058	1,938,516
Ser. 406, Class 2, IO, 4s, 2041			914,862	137,687
Ser. 406, Class 1, IO, 4s, 2041			608,024	92,055
Ser. 418, Class C15, IO, 3 1/2s, 2043			20,831,418	3,444,181
Ser. 417, Class C24, IO, 3 1/2s, 2042			10,501,644	2,247,352
Ser. 12-136, Class PI, IO, 3 1/2s, 2042			9,951,032	1,133,423
Ser. 13-21, Class AI, IO, 3 1/2s, 2033			10,010,251	1,850,996
Ser. 417, Class C19, IO, 3 1/2s, 2033			11,450,978	1,588,480
Ser. 12-93, Class DI, IO, 3 1/2s, 2027			13,610,457	1,831,015
Ser. 12-151, Class PI, IO, 3s, 2043			9,224,912	1,144,812
Ser. 6, Class BI, IO, 3s, 2042			20,664,986	2,302,079
Ser. 13-35, Class IP, IO, 3s, 2042			5,276,074	547,805
Ser. 13-31, Class NI, IO, 3s, 2041			14,450,305	1,350,381
Ser. 13-55, Class AI, IO, 3s, 2033			5,837,325	861,006
Ser. 03-W10, Class 1, IO, 1.007s, 2043			342,750	8,488
Ser. 98-W5, Class X, IO, 0.872s, 2028			775,941	38,312
Ser. 98-W2, Class X, IO, 0.673s, 2028			2,671,593	140,259
Ser. 07-44, Class CO, PO, zero %, 2037			70,472	65,074

Government National Mortgage Association
IFB Ser. 12-38, Class SC, IO, 6.532s, 2040			8,263,473	1,139,533
IFB Ser. 12-26, Class SP, IO, 6.482s, 2042			6,908,681	1,539,945
IFB Ser. 11-56, Class MI, IO, 6.282s, 2041			1,850,668	346,093
IFB Ser. 13-116, Class SA, IO, 5.982s, 2043			3,758,101	718,098
IFB Ser. 14-90, Class HS, IO, 5.932s, 2044			6,900,710	1,744,154
IFB Ser. 14-25, Class HS, IO, 5.932s, 2044			4,515,202	1,038,226
IFB Ser. 14-32, Class CS, IO, 5.932s, 2044			7,081,421	1,522,505
IFB Ser. 13-99, Class VS, IO, 5.932s, 2043			3,463,510	734,680
IFB Ser. 12-34, Class SA, IO, 5.882s, 2042			17,127,441	3,949,588
IFB Ser. 11-70, Class SN, IO, 5.732s, 2041			12,728,954	2,140,755
IFB Ser. 11-70, Class SH, IO, 5.722s, 2041			15,001,000	2,628,625
Ser. 14-25, Class QI, IO, 5s, 2044			9,530,987	1,822,325
Ser. 14-2, Class IC, IO, 5s, 2044			3,780,090	695,045
Ser. 13-3, Class IT, IO, 5s, 2043			9,549,035	1,908,802
Ser. 11-116, Class IB, IO, 5s, 2040			4,464,798	229,519
Ser. 10-35, Class UI, IO, 5s, 2040			3,421,290	722,748
Ser. 10-20, Class UI, IO, 5s, 2040			12,318,895	1,953,161
Ser. 10-9, Class UI, IO, 5s, 2040			29,251,192	5,820,762
Ser. 09-121, Class UI, IO, 5s, 2039			26,303,239	4,668,562
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			7,161,155	1,104,107
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			6,921,786	1,422,496
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			574,394	69,054
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			7,671,317	1,406,244
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			4,082,717	893,462
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			6,445,757	448,135
Ser. 12-106, Class QI, IO, 4s, 2042			7,071,269	1,161,527
Ser. 12-47, Class CI, IO, 4s, 2042			2,418,994	365,873
Ser. 12-41, Class IP, IO, 4s, 2041			7,346,775	1,279,905
Ser. 13-53, Class IA, IO, 4s, 2026			9,487,580	1,068,871
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			7,341,704	753,626
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			7,797,552	911,066
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			10,327,201	1,078,676
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,143,273	466,615
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			5,388,954	722,012
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			19,628,489	1,769,543
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			3,758,798	393,697
Ser. 183, Class AI, IO, 3 1/2s, 2039			9,177,268	1,091,093
Ser. 14-145, Class PI, IO, 3 1/2s, 2029			7,420,052	912,741
Ser. 14-46, Class KI, IO, 3s, 2036			6,561,194	763,526
Ser. 14-115, Class QI, IO, 3s, 2029			13,784,780	1,381,097
Ser. 10-151, Class KO, PO, zero %, 2037			1,677,550	1,542,088

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.773s, 2027			203,416	1,526
Ser. 98-3, IO, zero %, 2027			110,895	1,629
Ser. 98-2, IO, zero %, 2027			97,312	699
Ser. 98-4, IO, zero %, 2026			153,138	3,769

				180,126,473
Commercial mortgage-backed securities (18.9%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			2,861,000	2,959,009
Ser. 06-5, Class A2, 5.317s, 2047			3,259,424	3,257,944
Ser. 06-6, Class A2, 5.309s, 2045			136,975	137,173
Ser. 07-1, Class XW, IO, 0.346s, 2049			4,403,037	37,655

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 04-3, Class D, 5.445s, 2039			2,832,319	2,862,002
FRB Ser. 05-1, Class B, 5.294s, 2042			2,632,000	2,690,404
FRB Ser. 05-5, Class B, 5.243s, 2045			2,825,000	2,837,713
FRB Ser. 05-6, Class F, 5.153s, 2047			1,226,000	1,242,061
FRB Ser. 04-4, Class D, 5.073s, 2042			761,000	789,062

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.266s, 2035			3,128,151	1,580
Ser. 04-4, Class XC, IO, 0.207s, 2042			987,750	2,561

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW16, Class AJ, 5.707s, 2040			4,975,000	5,112,061
FRB Ser. 06-PW11, Class AJ, 5.435s, 2039			3,565,000	3,658,581
FRB Ser. 05-T18, Class D, 5.134s, 2042			1,206,000	1,234,269
Ser. 05-PWR9, Class C, 5.055s, 2042			959,000	969,683

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.435s, 2039			4,089,000	4,095,379

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class E, 5.537s, 2044			2,448,000	2,639,850

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class AJ, 5.772s, 2049			4,304,000	4,478,260

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class D, 4.458s, 2046			1,504,000	1,482,715

COMM Mortgage Pass-Through Certificates Ser. 14-UBS6, Class XA, IO, 1.088s, 2047			25,910,278	1,851,095

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.647s, 2044			333,000	352,580
FRB Ser. 14-CR18, Class D, 4.74s, 2047			1,250,000	1,196,424
Ser. 12-LC4, Class E, 4 1/4s, 2044			1,361,000	1,220,666
Ser. 13-LC13, Class E, 3.719s, 2046			1,503,000	1,152,643
FRB Ser. 07-C9, Class AJFL, 0.856s, 2049			3,218,000	3,112,353

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.971s, 2041			3,152,000	3,274,424

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037			1,140,000	1,136,124

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			1,245,954	1,348,746
Ser. 03-C3, Class AX, IO, 1.829s, 2038			1,798,094	218

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.419s, 2044			2,381,000	2,575,467

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			984,246	989,039

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			713,552	713,552

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			1,295,000	1,294,456

GS Mortgage Securities Corp. II
Ser. 05-GG4, Class B, 4.841s, 2039			9,299,000	9,285,237
FRB Ser. 12-GCJ9, Class XA, IO, 2.358s, 2045(F)			9,677,958	1,147,169
Ser. 13-GC10, Class XA, IO, 1.73s, 2046			26,320,158	2,566,479

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.414s, 2046			2,203,000	2,187,204
FRB Ser. 13-GC10, Class E, 4.414s, 2046			1,864,000	1,654,841

GS Mortgage Securities Trust Ser. 13-GC12, Class XA, IO, 1.77s, 2046			19,699,881	1,838,185

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.637s, 2045			4,663,000	4,898,295
Ser. 11-GC3, Class E, 5s, 2044			1,219,000	1,167,292
FRB Ser. 13-GC12, Class D, 4.478s, 2046			1,299,000	1,281,545

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class D, 4.087s, 2045			1,091,000	1,047,575
Ser. 13-C12, Class XA, IO, 0.894s, 2045			104,392,170	4,217,590

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-C6, Class E, 5.207s, 2045			8,372,000	8,777,697
FRB Ser. 12-LC9, Class D, 4.422s, 2047			1,668,000	1,736,999

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051			4,636,000	4,901,504
Ser. 06-LDP6, Class AJ, 5.565s, 2043			924,000	932,473
FRB Ser. 06-LDP6, Class B, 5.498s, 2043			1,946,000	1,946,000
FRB Ser. 04-CBX, Class B, 5.021s, 2037			807,000	812,409
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			3,805,000	3,796,705

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.174s, 2051			2,059,000	2,096,989
FRB Ser. 07-CB20, Class C, 6.174s, 2051			1,220,000	1,166,491
FRB Ser. 11-C3, Class E, 5.567s, 2046			3,766,000	4,140,353
FRB Ser. 12-C8, Class D, 4.666s, 2045			5,387,000	5,702,357
Ser. 13-C10, Class E, 3 1/2s, 2047			1,963,000	1,434,168

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A FRB Ser. 01-C1, Class H, 5.626s, 2035			1,886,052	1,917,492

LB-UBS Commercial Mortgage Trust
Ser. 04-C8, Class F, 5.005s, 2039			1,765,000	1,771,001
Ser. 07-C2, Class XW, IO, 0.539s, 2040			4,452,098	52,201

Merrill Lynch Mortgage Trust FRB Ser. 04-BPC1, Class C, 5.011s, 2041			1,668,000	1,662,562

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO, 0.608s, 2043			100,628,570	131,421

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-1, Class AJ, 5.566s, 2039			3,385,000	3,492,191
Ser. 06-3, Class AJ, 5.485s, 2046			2,901,000	2,942,861

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C10, Class E, 4.083s, 2046			3,880,000	3,537,629

Morgan Stanley Capital I Trust Ser. 06-HQ10, Class AJ, 5.389s, 2041			1,288,000	1,295,367

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			777,918	781,442

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.849s, 2045			16,741,065	1,708,794

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.712s, 2043			5,738,000	5,917,026
Ser. 06-C24, Class AJ, 5.658s, 2045			1,656,000	1,689,286
Ser. 05-C17, Class D, 5.396s, 2042			3,960,000	3,951,288
FRB Ser. 05-C20, Class B, 5.237s, 2042			2,094,000	2,125,934
Ser. 06-C29, IO, 0.386s, 2048			141,424,668	896,632

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.455s, 2042			1,636,000	1,632,810
FRB Ser. 05-C19, Class G, 5.433s, 2044			3,072,500	3,065,249
FRB Ser. 04-C11, Class G, 5.189s, 2041			1,500,000	1,497,930

WF-RBS Commercial Mortgage Trust Ser. 13-C14, Class XA, IO, 0.915s, 2046			23,658,665	1,269,524

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.245s, 2044			1,006,000	1,078,488
FRB Ser. 13-C16, Class D, 4.983s, 2046			1,559,000	1,584,240
FRB Ser. 12-C7, Class D, 4.845s, 2045			5,321,000	5,742,849
FRB Ser. 12-C7, Class E, 4.845s, 2045			1,787,000	1,829,565
FRB Ser. 13-UBS1, Class D, 4.632s, 2046			5,607,000	5,658,192
FRB Ser. 13-C15, Class D, 4.482s, 2046			604,000	597,154
FRB Ser. 12-C10, Class D, 4.458s, 2045			1,608,000	1,601,970
FRB Ser. 12-C10, Class E, 4.458s, 2045			1,658,000	1,468,884
FRB Ser. 13-C12, Class D, 4.355s, 2048			5,508,000	5,473,300
Ser. 13-C14, Class E, 3 1/4s, 2046			1,997,000	1,583,301
Ser. 12-C10, Class XA, IO, 1.792s, 2045			30,554,732	3,021,863
Ser. 13-C12, Class XA, IO, 1.494s, 2048			5,523,567	445,001

				200,864,753
Residential mortgage-backed securities (non-agency) (6.9%)

BCAP, LLC Trust
FRB Ser. 12-RR10, Class 9A2, 2.664s, 2035			300,000	279,780
FRB Ser. 12-RR5, Class 4A8, 0.338s, 2035			3,750,000	3,416,703

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.268s, 2036			1,901,100	1,810,798
FRB Ser. 14-RR2, Class 4A3, 0.439s, 2036			2,791,000	2,135,115

Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 22A1, 2.644s, 2035			1,759,471	1,504,348
FRB Ser. 04-6, Class M2, 1.893s, 2034			2,371,945	2,087,311

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 06-EC1, Class M3, 0.62s, 2035			2,821,000	2,115,750
FRB Ser. 06-PC1, Class M3, 0.61s, 2035(F)			2,563,000	1,949,482

Citigroup Mortgage Loan Trust FRB Ser. 07-WFH2, Class M2, 0.618s, 2037(F)			1,500,000	1,072,500

Citigroup Mortgage Loan Trust 144A FRB Ser. 10-7, Class 3A5, 5.979s, 2035			2,000,000	2,129,917

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-WFH1, Class M1, 0.428s, 2037(F)			3,685,000	2,984,850

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A2, 1.514s, 2035			2,093,454	1,920,744
FRB Ser. 05-38, Class A3, 0.518s, 2035			1,913,125	1,659,636
FRB Ser. 05-59, Class 1A1, 0.499s, 2035			5,663,917	4,587,773
FRB Ser. 05-62, Class 1A1, 0.468s, 2035			1,261,423	1,040,674
FRB Ser. 06-HY11, Class A1, 0.288s, 2036			1,553,256	1,320,267

Countrywide Asset-Backed Certificates Trust FRB Ser. 06-13, Class 3AV3, 0.42s, 2037(F)			1,775,000	1,313,500

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 11-2R, Class 2A9, 2.609s, 2036			4,760,000	4,331,600

Credit Suisse Mortgage Trust 144A FRB Ser. 10-20R, Class 7A4, 3 1/2s, 2037			2,300,000	2,094,380

MortgageIT Trust FRB Ser. 05-1, Class 1M1, 0.888s, 2035			2,582,384	2,440,605

Newcastle Mortgage Securities Trust FRB Ser. 06-1, Class M2, 0.538s, 2036			3,296,000	2,599,885

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 05-WCW3, Class M2, 0.658s, 2035			3,150,000	2,462,985

RBSSP Resecuritization Trust 144A FRB Ser. 10-1, Class 3A2, 5.215s, 2035			6,859,473	6,690,044

Residential Accredit Loans, Inc. Trust FRB Ser. 07-QO3, Class A1, 0.328s, 2047			3,204,986	2,660,138

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 06-AR1, Class 2A1B, 1.184s, 2046			1,613,244	1,443,853
FRB Ser. 04-AR13, Class A1B2, 1.148s, 2034			2,603,826	2,434,057
FRB Ser. 05-AR13, Class A1C3, 0.658s, 2045			4,479,936	3,942,344
FRB Ser. 05-AR1, Class A1B, 0.558s, 2045			1,039,740	951,362
FRB Ser. 05-AR9, Class A1B, 0.548s, 2045			4,218,103	3,929,336
FRB Ser. 05-AR15, Class A1B3, 0.508s, 2045			2,914,184	2,557,196

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.336s, 2047			2,400,000	1,775,984

				73,642,917

Total mortgage-backed securities (cost $446,235,554)				$454,634,143

CORPORATE BONDS AND NOTES (24.2%)(a)
			Principal amount	Value

Basic materials (1.6%)

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			$900,000	$998,638

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			1,638,000	1,839,117

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			2,900,000	3,037,750

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			950,000	1,018,875

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			1,400,000	1,379,000

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			1,691,000	1,699,212

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			1,985,000	2,544,810

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			1,385,000	1,412,700

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			1,500,000	1,590,000

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			1,500,000	1,608,750

				17,128,852
Capital goods (1.2%)

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			1,500,000	1,481,250

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			1,020,000	1,014,900

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			500,000	482,500

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			2,000,000	2,015,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,000,000	1,077,500

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			1,692,000	1,900,143

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			1,180,000	1,271,450

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			1,500,000	1,567,500

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			1,500,000	1,590,000

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			460,000	478,400

				12,878,643
Communication services (1.7%)

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			1,695,000	1,709,685

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			1,700,000	1,883,338

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			840,000	861,000

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			510,000	517,650

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			2,194,000	2,232,395

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			465,000	473,138

Sprint Communications, Inc. sr. unsec. notes 6s, 2016			1,500,000	1,571,250

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			500,000	576,250

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			1,500,000	1,554,375

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			584,000	684,063

Verizon Communications, Inc. 144A sr. unsec. notes 2 5/8s, 2020			1,522,000	1,539,526

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			2,930,000	2,915,209

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			480,000	500,400

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,000,000	1,078,750

				18,097,029
Consumer cyclicals (2.4%)

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			1,638,000	1,633,920

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,008,000	2,272,032

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			552,000	609,960

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			300,000	307,500

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			1,500,000	1,605,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			1,000,000	1,031,250

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			1,500,000	1,516,875

Dollar General Corp. sr. unsec. notes 1 7/8s, 2018			2,400,000	2,372,527

Ford Motor Credit Co., LLC sr. unsec. notes 12s, 2015			1,250,000	1,289,068

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			596,000	697,591

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			279,000	313,275

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			2,250,000	2,390,625

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			1,000,000	1,000,000

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			1,500,000	1,541,250

Owens Corning company guaranty sr. unsec. notes 9s, 2019			253,000	310,734

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			1,500,000	1,552,500

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			1,695,000	1,703,221

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			1,330,000	1,280,125

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			1,690,000	1,693,747

				25,121,200
Consumer staples (1.3%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			1,695,000	1,697,319

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			1,500,000	1,469,063

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			1,050,000	1,173,080

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,105,000	2,283,925

Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015			2,180,000	2,185,206

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			1,690,000	1,732,167

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			416,000	441,551

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			798,000	806,567

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			865,000	872,028

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			1,679,000	1,689,855

				14,350,761
Energy (2.0%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			1,695,000	1,715,654

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,695,000	1,840,014

Chesapeake Energy Corp. company guaranty sr. unsec. FRN notes 3.503s, 2019			1,500,000	1,455,000

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			1,638,000	1,637,717

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			1,695,000	1,687,854

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			180,000	226,065

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			400,000	397,000

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000,000	4,865,500

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			98,000	46,697

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			1,500,000	1,498,752

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			1,690,000	1,747,207

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			1,816,000	1,976,164

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5/8s, 2015 (Netherlands)			875,000	876,918

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			1,664,000	1,681,678

				21,652,220
Financials (10.6%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			1,819,000	1,822,256

ABN Amro Bank NV 144A sr. unsec. FRN notes 1.056s, 2016 (Netherlands)			3,000,000	3,012,557

Ally Financial, Inc. company guaranty sr. unsec. notes 3 1/2s, 2016			1,500,000	1,507,500

American Express Bank FSB sr. unsec. FRN notes Ser. BKNT, 0.466s, 2017			2,000,000	1,991,295

American Express Co. sr. unsec. notes 7s, 2018			1,523,000	1,771,526

American Express Co. sr. unsec. notes 6.15s, 2017			923,000	1,032,549

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	3,260,000	3,873,367

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017			$1,000,000	1,005,856

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			2,358,000	2,372,924

Bank of America, NA unsec. sub. FRN notes Ser. BKNT, 0.521s, 2016			3,800,000	3,775,270

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			1,638,000	1,685,391

Bank of Nova Scotia sr. unsec. unsub. FRN notes 0.641s, 2016 (Canada)			1,000,000	1,002,903

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			1,695,000	1,700,948

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			1,710,000	1,702,995

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			2,605,000	2,616,220

BPCE SA company guaranty sr. unsec. FRN notes Ser. MTN, 1.506s, 2016 (France)			975,000	984,709

Branch Banking & Trust Co. unsec. sub. FRN notes 0.561s, 2016			500,000	497,557

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015			1,500,000	1,498,838

Citigroup, Inc. sr. unsec. sub. FRN notes 0.506s, 2016			2,100,000	2,082,394

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			2,427,000	2,570,074

Commonwealth Bank of Australia/New York sr. unsec. unsub. bonds 1 1/8s, 2017			2,318,000	2,321,595

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			1,516,000	1,585,644

Credit Agricole SA/London 144A sr. unsec. FRN notes 1.413s, 2016 (United Kingdom)			2,980,000	3,005,357

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			2,358,000	2,626,272

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			1,250,000	1,337,500

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			2,507,000	2,730,291

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.3s, 2015			3,500,000	3,524,381

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			1,212,000	1,235,650

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019			1,570,000	1,597,475

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)			4,575,000	4,810,361

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			875,000	885,938

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			1,679,000	1,701,438

JPMorgan Chase Bank, NA unsec. sub. FRN notes 0.571s, 2016			1,000,000	995,010

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			2,375,000	2,416,933

Kimco Realty Corp. sr. unsec. notes Ser. MTN, 4.904s, 2015(R)			2,000,000	2,003,290

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			1,710,000	1,841,552

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			2,381,000	2,542,827

National Australia Bank, Ltd./New York sr. unsec. FRN notes 0.806s, 2016 (Australia)			2,000,000	2,008,924

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			1,175,000	1,202,173

New York Life Global Funding 144A notes 3s, 2015			4,560,000	4,590,593

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			1,700,000	1,707,830

Principal Life Global Funding II 144A notes 1s, 2015			1,740,000	1,747,491

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			1,406,250	1,423,242

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			1,700,000	1,739,761

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 2.55s, 2015 (United Kingdom)			737,000	744,188

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			3,880,000	4,047,845

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			1,000,000	1,009,831

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			1,000,000	1,006,479

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			1,535,000	1,538,397

Societe Generale SA bank guaranty sr. unsec. notes 2 3/4s, 2017 (France)			675,000	695,746

Svenska Handelsbanken AB bank guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			874,000	906,446

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			1,500,000	1,680,518

US Bank of NA of Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			1,750,000	1,758,584

Ventas Realty LP/Ventas Capital Corp. company guaranty sr. unsec. unsub. notes 3 1/8s, 2015(R)			3,000,000	3,053,857

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	490,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,000,000	845,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,850,000	1,813,000

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			1,664,000	1,699,167

Wells Fargo Bank, NA unsec. sub. FRN notes 0.442s, 2016			1,228,000	1,224,325

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			306,000	312,801

				112,914,841
Health care (1.3%)

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			1,519,000	1,530,839

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			1,695,000	1,727,458

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			1,695,000	1,904,512

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			500,000	516,875

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	510,000	597,220

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$900,000	924,750

HCA, Inc. sr. notes 6 1/2s, 2020			612,000	688,500

Johnson & Johnson sr. unsec. notes 5.15s, 2018			1,061,000	1,201,039

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			1,457,000	1,465,786

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			1,674,000	1,732,590

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	723,188

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			756,000	860,579

				13,873,336
Technology (0.7%)

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			768,000	773,695

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			1,695,000	1,688,906

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			1,444,000	1,484,926

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			1,700,000	1,712,900

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			1,500,000	1,500,000

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			120,000	120,130

				7,280,557
Transportation (0.3%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			489,868	516,810

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			567,016	592,531

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018			1,919,353	1,955,109

				3,064,450
Utilities and power (1.1%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			1,005,000	1,124,344

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			1,543,000	1,855,172

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			905,000	950,250

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			3,140,000	3,212,854

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			3,816,000	4,875,215

				12,017,835

Total corporate bonds and notes (cost $256,382,880)				$258,379,724

SENIOR LOANS (7.8%)(a)(c)
			Principal amount	Value

Basic materials (0.7%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$461,163	$457,128

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			239,275	237,182

Exopack, LLC bank term loan FRN Ser. B, 5 1/4s, 2019			1,500,000	1,494,375

HD Supply, Inc. bank term loan FRN Ser. B, 4s, 2018			1,496,164	1,479,332

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			506,971	493,029

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			976,015	929,654

TMS International Corp. bank term loan FRN Ser. B, 4 1/2s, 2020			1,500,000	1,432,500

Tronox, Ltd. bank term loan FRN Ser. B, 4s, 2020			741,410	732,142

				7,255,342
Capital goods (0.7%)

Accudyne Industries Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)			457,687	426,984

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019			1,500,000	1,456,407

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020			706,063	659,090

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			1,496,250	1,459,912

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020			690,000	674,906

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4s, 2018			1,088,060	1,075,668

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			492,462	484,734

TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021			796,000	783,397

				7,021,098
Communication services (1.2%)

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			1,514,722	1,504,308

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020			1,477,500	1,451,116

Crown Castle Operating Co. bank term loan FRN Ser. B2, 3s, 2021			970,297	953,317

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)			1,419,814	1,403,249

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			2,000,000	1,980,000

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020 (France)			774,742	769,761

Numericable US, LLC bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)			670,258	665,949

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 1/4s, 2021			1,990,000	1,953,931

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)			1,500,000	1,476,563

Windstream Corp. bank term loan FRN Ser. B5, 3 1/2s, 2019			244,406	241,473

Zayo Group, LLC bank term loan FRN Ser. B, 4s, 2019			650,009	642,877

				13,042,544
Consumer cyclicals (1.8%)

American Casino & Entertainment Properties, LLC bank term loan FRN 4 1/2s, 2019			989,950	980,050

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 7.005s, 2017			564,361	504,821

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			417,900	380,916

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			1,166,709	1,160,875

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017			327,397	325,669

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			591,022	587,328

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			1,350,000	1,333,125

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)			786,343	764,718

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)			201,157	195,626

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020			986,842	974,199

Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021			995,000	990,647

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			1,178,329	1,142,980

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			1,500,000	1,494,375

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			1,497,520	1,449,787

Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017			960,000	947,143

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020			1,473,863	1,448,438

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			977,500	952,248

Tribune Co. bank term loan FRN Ser. B, 4s, 2020			1,475,382	1,453,713

Univision Communications, Inc. bank term loan FRN 4s, 2020			760,169	748,054

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,385,245	1,229,405

				19,064,117
Consumer staples (0.8%)

Amaya BV bank term loan FRN 5s, 2021 (Netherlands)			997,500	975,947

BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021 (Canada)			1,500,000	1,500,704

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			426,775	415,305

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2021			950,400	880,308

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			563,408	562,088

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018			1,329,975	1,323,880

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			995,000	972,613

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	999,167

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020			370,714	369,479

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			985,000	981,553

				8,981,044
Energy (0.3%)

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020			690,000	569,681

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018			513,667	477,068

Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018			1,482,496	1,358,337

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)			985,530	704,654

				3,109,740
Financials (0.3%)

Alliant Holdings I, Inc. bank term loan FRN 5s, 2019			1,040,000	1,036,100

Alliant Holdings I, Inc. bank term loan FRN 5s, 2019			245,449	242,995

Fifth Third Processing Solutions, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			255,643	253,726

USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			1,470,141	1,445,332

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			418,842	365,789

				3,343,942
Health care (1.3%)

AmSurg Corp. bank term loan FRN Ser. B, 3 3/4s, 2021			1,492,500	1,486,903

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			1,366,200	1,364,920

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			476,092	473,266

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.169s, 2021			1,652,513	1,631,668

HCA, Inc. bank term loan FRN Ser. B4, 3.005s, 2018			987,500	985,736

IASIS Healthcare, LLC/IASIS Capital Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			968,095	965,674

Kinetic Concepts, Inc. bank term loan FRN 4s, 2018			884,769	874,500

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021			1,033,455	1,006,757

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			592,025	567,234

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			501,824	491,286

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			1,047,816	1,041,704

Quintiles Transnational Corp. bank term loan FRN Ser. B3, 3 3/4s, 2018			1,409,078	1,390,145

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 1/2s, 2019			639,595	634,698

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. D2, 3 1/2s, 2019			639,595	634,898

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020			462,718	459,312

				14,008,701
Technology (0.3%)

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020			1,422,850	1,419,293

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			1,481,250	1,481,250

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019			950,228	916,970

				3,817,513
Utilities and power (0.4%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3s, 2020			591,000	571,349

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3 1/4s, 2022			1,187,975	1,151,742

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019			715,000	676,748

NRG Energy, Inc. bank term loan FRN Ser. B, 2 3/4s, 2018			1,473,750	1,453,281

				3,853,120

Total senior loans (cost $85,238,678)				$83,497,161

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$2,810,000	$2,708,840

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			9,520,000	9,577,120

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			1,710,000	1,799,115

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			2,675,000	2,648,250

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			350,000	370,125

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			960,000	1,054,915

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	5,155,000	4,060,933

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	5,669,000	4,527,905

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	892,589	489,899

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	112,696	62,081

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	1,142,451	627,424

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	645,941	356,336

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	567,404	313,107

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	501,823	277,162

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	467,658	258,678

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	442,123	243,534

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	1,927,028	1,065,166

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	459,773	254,691

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	2,462,206	1,375,092

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	1,534,622	867,928

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	2,236,272	1,311,734

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	4,284,952	2,672,394

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	1,628,752	1,039,011

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	2,286,576	1,481,827

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$1,290,000	1,262,420

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			2,000,000	2,088,686

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			815,000	935,294

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			450,000	378,792

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			278,375	281,159

Total foreign government and agency bonds and notes (cost $52,385,352)				$44,389,618

ASSET-BACKED SECURITIES (3.9%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			$41,911,000	$41,911,000

Total asset-backed securities (cost $41,911,000)				$41,911,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.6%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		$16,414,400	$224,549

(2.0575)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.0575		32,828,800	30,531

(2.1575)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.1575		32,828,800	9,849

(2.254)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.254		32,828,800	328

(2.354)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.354		32,828,800	33

Barclays Bank PLC

(2.21)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.21		32,828,800	328

(2.31)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.31		32,828,800	98

Citibank, N.A.

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		32,500,100	1,170,654

(2.245)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.245		16,414,400	164

(2.219)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.219		16,414,400	164

(2.319)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.319		16,414,400	33

(2.345)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.345		16,414,400	16

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		60,364,600	2,401,911

2.09125/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09125		32,772,000	913,028

2.09/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09		32,772,000	910,078

(2.1175)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.1175		49,243,200	18,712

(2.2175)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.2175		49,243,200	5,417

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60		74,080,700	74

Goldman Sachs International

2.34/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.34		12,440,300	626,120

(2.22)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.22		32,828,800	328

(2.32)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.32		32,828,800	328

(2.89)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.89		12,440,300	124

(2.94)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.94		12,440,300	12

(3.04)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/3.04		12,440,300	12

Total purchased swap options outstanding (cost $5,536,195)				$6,312,891

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/$103.07		$31,000,000	$311,240

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/102.78		32,000,000	275,840

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/100.37		32,000,000	32

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.22		12,000,000	12

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.41		12,000,000	12

Total purchased options outstanding (cost $1,719,063)				$587,136

MUNICIPAL BONDS AND NOTES (0.3%)(a)
			Principal amount	Value

Union Cnty., Indl. Dev. VRDN (Del-Tin Fiber LLC), 0.29s, 10/1/27			$3,600,000	$3,600,000

Total municipal bonds and notes (cost $3,600,000)				$3,600,000

SHORT-TERM INVESTMENTS (13.6%)(a)
			Principal amount/shares	Value

Agrium, Inc. commercial paper with a yield of 0.48%, February 13, 2015			$5,000,000	$4,999,200

Amphenol Corp. commercial paper with an effective yield of 0.35%, March 4, 2015			3,191,000	3,189,936

Bacardi USA, Inc. 144A commercial paper with an effective yield of 0.46%, February 4, 2015			4,000,000	3,999,840

BorgWarner, Inc. commercial paper with a yield of 0.40%, February 4, 2015			5,000,000	4,999,833

Cabot Corp. commercial paper with an effective yield of 0.43%, February 17, 2015			5,000,000	4,999,000

Cabot Corp. commercial paper with a yield of 0.38%, February 2, 2015			5,000,000	4,999,947

Canadian Natural Resources, Ltd. commercial paper with a yield of 0.49%, February 24, 2015			4,000,000	3,998,748

Canadian Pacific Railway Co. commercial paper with a yield of 0.52%, February 5, 2015			1,000,000	999,939

Experian Finance PLC commercial paper with a yield of 0.47%, March 27, 2015			5,000,000	4,996,475

FMC Corp. commercial paper with an effective yield of 0.47%, February 4, 2015			5,000,000	4,999,796

GATX Corp. commercial paper with an effective yield of 0.26%, February 2, 2015			5,000,000	4,999,951

Intensa Sanpaolo SpA/New York, NY certificates of deposit, 1.65%, April 7, 2015			2,000,000	2,003,259

KCP&L Greater Missouri Operations Co. commercial paper with a yield of 0.35%, February 2, 2015			5,000,000	4,999,951

Marriott International, Inc./Maryland commercial paper with a yield of 0.45%, March 9, 2015			5,000,000	4,997,750

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	36,416,780	36,416,780

SSgA Prime Money Market Fund Class N 0.01%(P)		Shares	3,260,000	3,260,000

Starwood Hotels and Resorts Worldwide, Inc. commercial paper with a yield of 0.37%, February 4, 2015			$6,000,000	5,999,815

Time Warner Cable, Inc. commercial paper with a yield of 0.50%, March 4, 2015			5,000,000	4,997,847

U.S. Treasury Bills with an effective yield of 0.09%, June 11, 2015(SEG)			$185,000	184,988

U.S. Treasury Bills with an effective yield of 0.02%, April 23, 2015(SEG)(SEGSF)(SEGCCS)			6,640,000	6,639,887

U.S. Treasury Bills with an effective yield of 0.03%, April 16, 2015(SEG)(SEGSF)(SEGCCS)			8,975,000	8,974,865

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEGCCS)			560,000	559,995

U.S. Treasury Bills with an effective yield of 0.01%, April 2, 2015(SEGSF)			325,000	324,996

U.S. Treasury Bills with an effective yield of 0.01%, February 12, 2015(SEGCCS)			3,197,000	3,196,993

U.S. Treasury Bills with an effective yield of 0.01%, February 5, 2015(SEG)(SEGSF)(SEGCCS)			4,853,000	4,852,992

Whirlpool Corp. commercial paper with a yield of 0.40%, February 6, 2015			5,000,000	4,999,722

Williams Partners LP commercial paper with a yield of 0.46%, February 17, 2015			5,000,000	4,998,978

Total short-term investments (cost $144,589,763)				$144,591,483

TOTAL INVESTMENTS

Total investments (cost $1,513,399,438)(b)				$1,517,606,469

FORWARD CURRENCY CONTRACTS at 1/31/15 (aggregate face value $294,430,931) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/15/15	$1,904,794	$1,969,157	$64,363
	British Pound	Buy	3/18/15	2,677,253	2,690,965	(13,712)
	Canadian Dollar	Sell	4/15/15	4,050,424	4,294,107	243,683
	Chinese Yuan (Offshore)	Sell	2/13/15	2,679,556	2,654,603	(24,953)
	Euro	Sell	3/18/15	3,583,335	3,740,349	157,014
	Norwegian Krone	Sell	3/18/15	2,593,060	2,576,570	(16,490)
	South Korean Won	Buy	2/13/15	2,801,093	2,761,580	39,513
	South Korean Won	Sell	2/13/15	2,801,093	2,803,749	2,656
Barclays Bank PLC
	Australian Dollar	Sell	4/15/15	1,107,894	1,135,400	27,506
	Canadian Dollar	Sell	4/15/15	3,711,395	3,959,586	248,191
	Chinese Yuan (Offshore)	Buy	2/13/15	2,669,672	2,767,883	(98,211)
	Euro	Sell	3/18/15	2,380,789	2,459,382	78,593
	Japanese Yen	Sell	2/13/15	1,274,107	1,326,159	52,052
	Mexican Peso	Buy	4/15/15	2,611,386	2,648,983	(37,597)
	New Zealand Dollar	Buy	4/15/15	1,351,652	1,355,405	(3,753)
	South Korean Won	Buy	2/13/15	2,729,187	2,703,356	25,831
	South Korean Won	Sell	2/13/15	2,729,187	2,732,550	3,363
	Swiss Franc	Sell	3/18/15	788,712	499,203	(289,509)
Citibank, N.A.
	Canadian Dollar	Sell	4/15/15	1,549,298	1,640,141	90,843
	Euro	Sell	3/18/15	11,607,321	12,408,132	800,811
	Japanese Yen	Sell	2/13/15	940,394	1,013,803	73,409
	Mexican Peso	Buy	4/15/15	2,697,498	2,636,571	60,927
	New Zealand Dollar	Buy	4/15/15	3,773,599	3,981,447	(207,848)
	New Zealand Dollar	Sell	4/15/15	3,765,000	4,005,397	240,397
	Norwegian Krone	Sell	3/18/15	2,220,472	2,474,644	254,172
	Philippine Peso	Buy	5/20/15	1,334,323	1,339,168	(4,845)
	Swiss Franc	Sell	3/18/15	2,834,605	2,686,932	(147,673)
Credit Suisse International
	Australian Dollar	Sell	4/15/15	1,260,563	1,304,836	44,273
	British Pound	Buy	3/18/15	242,881	328,873	(85,992)
	Canadian Dollar	Sell	4/15/15	3,418,046	3,517,088	99,042
	Euro	Sell	3/18/15	1,446,380	2,033,868	587,488
	Indian Rupee	Buy	2/13/15	5,204,622	5,186,130	18,492
	Japanese Yen	Buy	2/13/15	2,767,797	2,753,164	14,633
	Japanese Yen	Sell	2/13/15	2,767,797	2,736,780	(31,017)
	New Zealand Dollar	Buy	4/15/15	2,553,160	2,694,052	(140,892)
	Norwegian Krone	Sell	3/18/15	2,124,326	2,447,774	323,448
	Singapore Dollar	Sell	2/13/15	103,906	83,326	(20,580)
	Swedish Krona	Buy	3/18/15	1,253,898	1,362,272	(108,374)
	Swedish Krona	Sell	3/18/15	1,335,545	1,335,847	302
	Swiss Franc	Buy	3/18/15	2,612,377	2,758,142	(145,765)
	Swiss Franc	Sell	3/18/15	2,834,605	2,687,048	(147,557)
Deutsche Bank AG
	Australian Dollar	Sell	4/15/15	1,043,805	1,080,295	36,490
	British Pound	Buy	3/18/15	2,160,775	2,186,732	(25,957)
	Canadian Dollar	Sell	4/15/15	4,492,845	4,785,778	292,933
	Euro	Sell	3/18/15	3,981,132	4,554,080	572,948
	New Zealand Dollar	Buy	4/15/15	3,795,419	3,910,247	(114,828)
	Norwegian Krone	Buy	3/18/15	269,357	24,729	244,628
	Polish Zloty	Buy	3/18/15	1,664,657	1,804,343	(139,686)
	Swedish Krona	Buy	3/18/15	1,303,275	1,363,911	(60,636)
	Turkish Lira	Buy	3/18/15	2,492,750	2,765,613	(272,863)
Goldman Sachs International
	Australian Dollar	Sell	4/15/15	1,507,313	1,560,260	52,947
	British Pound	Buy	3/18/15	1,315,438	1,343,553	(28,115)
	Canadian Dollar	Sell	4/15/15	3,482,519	3,624,701	142,182
	Euro	Sell	3/18/15	7,448,938	8,406,282	957,344
	Japanese Yen	Buy	2/13/15	2,826,430	2,820,726	5,704
	Japanese Yen	Sell	2/13/15	2,826,430	2,828,375	1,945
	New Zealand Dollar	Buy	4/15/15	1,443,053	1,524,277	(81,224)
	Norwegian Krone	Sell	3/18/15	749,957	757,335	7,378
	Swedish Krona	Sell	3/18/15	1,233,042	1,336,022	102,980
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/15/15	1,097,742	1,136,104	38,362
	British Pound	Buy	3/18/15	1,530,762	1,590,140	(59,378)
	Canadian Dollar	Sell	4/15/15	3,640,239	3,786,400	146,161
	Chinese Yuan (Offshore)	Buy	2/13/15	2,687,264	2,743,049	(55,785)
	Euro	Sell	3/18/15	4,520,571	4,802,446	281,875
	Japanese Yen	Sell	2/13/15	627,190	677,717	50,527
	New Zealand Dollar	Buy	4/15/15	1,268,343	1,338,220	(69,877)
	Swedish Krona	Buy	3/18/15	191,440	228,384	(36,944)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/15/15	1,228,790	1,240,381	11,591
	British Pound	Buy	3/18/15	2,101,749	2,149,012	(47,263)
	Canadian Dollar	Sell	4/15/15	5,848,883	6,174,547	325,664
	Euro	Buy	3/18/15	590,308	695,194	(104,886)
	Indian Rupee	Buy	2/13/15	2,621,660	2,561,582	60,078
	Japanese Yen	Buy	2/13/15	2,768,960	2,742,295	26,665
	Japanese Yen	Sell	2/13/15	2,768,960	2,738,004	(30,956)
	Malaysian Ringgit	Sell	2/13/15	2,458,871	2,660,567	201,696
	Mexican Peso	Buy	4/15/15	2,573,428	2,560,736	12,692
	New Taiwan Dollar	Sell	2/13/15	72,531	153,118	80,587
	New Zealand Dollar	Buy	4/15/15	301,732	323,354	(21,622)
	Norwegian Krone	Sell	3/18/15	2,143,758	2,508,492	364,734
	Philippine Peso	Buy	5/20/15	1,334,321	1,339,470	(5,149)
	Singapore Dollar	Sell	2/13/15	2,645,773	2,743,477	97,704
	Swedish Krona	Sell	3/18/15	946,801	931,555	(15,246)
	Swiss Franc	Sell	3/18/15	2,200,885	1,930,160	(270,725)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/15/15	2,951,311	2,952,317	1,006
	British Pound	Buy	3/18/15	1,301,284	1,359,711	(58,427)
	Canadian Dollar	Sell	4/15/15	2,427,848	2,616,454	188,606
	Euro	Sell	3/18/15	1,154,842	1,352,940	198,098
	New Zealand Dollar	Buy	4/15/15	2,515,516	2,651,824	(136,308)
	Norwegian Krone	Sell	3/18/15	1,631,392	1,825,924	194,532
	Singapore Dollar	Sell	2/13/15	5,307,953	5,454,466	146,513
	Swedish Krona	Sell	3/18/15	1,339,813	1,318,753	(21,060)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	1,926,493	1,964,801	38,308
	British Pound	Buy	3/18/15	3,362,076	3,358,279	3,797
	Canadian Dollar	Sell	4/15/15	3,433,378	3,564,248	130,870
	Chinese Yuan (Offshore)	Sell	2/13/15	2,669,529	2,670,206	677
	Euro	Sell	3/18/15	520,900	434,355	(86,545)
	Hungarian Forint	Sell	3/18/15	2,653,111	2,680,364	27,253
	Israeli Shekel	Sell	4/15/15	2,614,134	2,599,750	(14,384)
	Japanese Yen	Sell	2/13/15	1,354,327	1,362,375	8,048
	Malaysian Ringgit	Sell	2/13/15	2,595,077	2,705,306	110,229
	New Taiwan Dollar	Buy	2/13/15	72,531	75,057	(2,526)
	New Zealand Dollar	Buy	4/15/15	110,909	54,334	56,575
	Norwegian Krone	Sell	3/18/15	1,251,475	1,370,874	119,399
	Singapore Dollar	Sell	2/13/15	2,678,882	2,680,564	1,682
	Swedish Krona	Sell	3/18/15	477,789	371,539	(106,250)
	Swiss Franc	Sell	3/18/15	3,892,479	3,539,657	(352,822)
	Turkish Lira	Buy	3/18/15	5,104,188	5,460,029	(355,841)
UBS AG
	Australian Dollar	Sell	4/15/15	1,625,264	1,682,351	57,087
	British Pound	Buy	3/18/15	829,526	823,409	6,117
	Canadian Dollar	Sell	4/15/15	3,264,572	3,513,482	248,910
	Euro	Sell	3/18/15	3,070,688	3,289,469	218,781
	Hungarian Forint	Buy	3/18/15	2,454,824	2,726,768	(271,944)
	Hungarian Forint	Sell	3/18/15	2,454,826	2,749,610	294,784
	Japanese Yen	Sell	2/13/15	1,097,342	1,081,921	(15,421)
	New Zealand Dollar	Buy	4/15/15	3,788,626	3,930,942	(142,316)
WestPac Banking Corp.
	Australian Dollar	Sell	4/15/15	1,507,314	1,560,483	53,169
	Canadian Dollar	Buy	4/15/15	440,534	440,837	(303)
	Euro	Sell	3/18/15	8,219,436	9,090,555	871,119
	Japanese Yen	Buy	2/13/15	143,072	147,707	(4,635)
	Japanese Yen	Sell	2/13/15	143,072	142,684	(388)
	New Zealand Dollar	Buy	4/15/15	3,588,123	3,785,855	(197,732)
	South Korean Won	Buy	2/13/15	130,910	114,646	16,264

Total						$5,925,831

FUTURES CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	217	$32,095,528	Mar-15	$(270,295)
Euro-Bund 10 yr (Long)	146	26,296,155	Mar-15	788,112
Euro-Buxl 30 yr (Short)	22	4,186,423	Mar-15	(510,189)
U.S. Treasury Bond 30 yr (Long)	54	8,169,188	Mar-15	118,257
U.S. Treasury Bond Ultra 30 yr (Short)	6	1,073,625	Mar-15	(127,418)
U.S. Treasury Note 2 yr (Short)	26	5,713,906	Mar-15	(7,362)
U.S. Treasury Note 5 yr (Short)	71	8,615,406	Mar-15	(52,213)
U.S. Treasury Note 10 yr (Long)	101	13,218,375	Mar-15	18,355

Total				$(42,753)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/15 (premiums $6,119,204) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.154/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.154	$32,828,800	$2,298
1.9575/3 month USD-LIBOR-BBA/Feb-25	Feb-15/1.9575	32,828,800	80,759
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	32,828,800	258,034
Barclays Bank PLC

2.11/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.11	32,828,800	2,955
Citibank, N.A.

2.145/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.145	16,414,400	821
2.119/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.119	16,414,400	1,313
Credit Suisse International

2.0175/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.0175	49,243,200	58,599
(1.80)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80	32,772,000	393,919
(1.80125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80125	32,772,000	395,558
(1.94)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94	32,772,000	606,937
(1.94125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94125	32,772,000	609,231
Goldman Sachs International

2.84/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.84	12,440,300	12
2.12/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.12	32,828,800	2,626
(2.095)/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.095	12,440,300	262,117
(2.2175)/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.2175	12,440,300	414,884
(2.49)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.49	12,440,300	901,797
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	10,748,000	1,770,306

Total			$5,762,166

WRITTEN OPTIONS OUTSTANDING at 1/31/15 (premiums $1,688,906) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/$102.07	$31,000,000	$179,180
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.78	32,000,000	156,160
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.07	31,000,000	97,960
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/100.78	32,000,000	84,480
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.48	32,000,000	32
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.42	32,000,000	32
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.53	12,000,000	12
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.66	12,000,000	12
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.47	12,000,000	12
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.34	12,000,000	12

Total			$517,892

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46 (Purchased)	Jan-16/2.82	$12,440,300	$(373,209)	$(23,014)
(1.885)/3 month USD-LIBOR-BBA/Jan-46 (Written)	Jan-16/1.885	12,440,300	373,209	(84,221)
JPMorgan Chase Bank N.A.

(2.0975)/3 month USD-LIBOR-BBA/Feb-25 (Purchased)	Feb-15/2.0975	24,622,000	(72,019)	(71,404)
(1.7975)/3 month USD-LIBOR-BBA/Feb-25 (Written)	Feb-15/1.7975	24,622,000	72,019	(14,773)

Total			$—	$(193,412)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/15 (proceeds receivable $235,251,523) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, March 1, 2045	$16,000,000	3/12/15	$17,343,125
Federal National Mortgage Association, 4 1/2s, February 1, 2045	9,000,000	2/12/15	9,766,406
Federal National Mortgage Association, 4s, March 1, 2045	12,000,000	3/12/15	12,826,440
Federal National Mortgage Association, 4s, February 1, 2045	8,000,000	2/12/15	8,566,875
Federal National Mortgage Association, 3 1/2s, March 1, 2045	7,000,000	3/12/15	7,377,617
Federal National Mortgage Association, 3 1/2s, February 1, 2045	36,000,000	2/12/15	38,030,623
Federal National Mortgage Association, 3s, February 1, 2045	136,000,000	2/12/15	140,621,878
Government National Mortgage Association, 4s, February 1, 2045	2,000,000	2/19/15	2,132,969

Total			$236,665,933

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	CAD	13,428,000		$—	1/12/20	3 month CAD-BA-CDOR	1.62%	$270,658
	Citibank, N.A.
	AUD	14,292,000	(E)	—	7/31/24	4.5175%	6 month AUD-BBR-BBSW	(688,007)
	AUD	2,681,000	(E)	—	8/6/24	4.63%	6 month AUD-BBR-BBSW	(138,608)
	AUD	19,692,000	(E)	—	10/16/24	6 month AUD-BBR-BBSW	4.232%	743,945
	AUD	11,710,000		—	12/05/24	6 month AUD-BBR-BBSW	3.4525%	589,628
	AUD	2,907,000		—	12/05/24	6 month AUD-BBR-BBSW	3.4575%	147,389
	Credit Suisse International
	AUD	8,070,000	(E)	—	10/16/24	6 month AUD-BBR-BBSW	4.1975%	295,893
	CAD	13,272,000		—	1/12/20	3 month CAD-BA-CDOR	1.62%	267,514
	NOK	20,760,000		—	11/06/24	6 month NOK-NIBOR-NIBR	2.29%	159,477
	SEK	41,793,000		—	11/11/19	0.78%	3 month SEK-STIBOR-SIDE	(92,889)
	SEK	21,677,000		—	11/11/24	3 month SEK-STIBOR-SIDE	1.49%	140,829
	Deutsche Bank AG
	NOK	20,760,000		—	11/06/24	6 month NOK-NIBOR-NIBR	2.29%	159,477
	PLN	17,860,000		—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(1,103,076)
	PLN	8,905,000		—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(554,847)
	PLN	7,747,000		—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(475,537)
	ZAR	33,758,000		—	1/26/25	3 month ZAR-JIBAR-SAFEX	7.09%	11,115
	ZAR	22,505,000		—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.08%	6,268
	Goldman Sachs International
	AUD	3,873,000	(E)	—	8/6/24	4.525%	6 month AUD-BBR-BBSW	(187,029)
	KRW	6,202,000,000		—	10/30/19	3 month KRW-CD-KSDA-BLOOMBERG	2.2875%	84,184
	KRW	9,557,000,000		—	11/05/19	3 month KRW-CD-KSDA-BLOOMBERG	2.165%	81,876
	KRW	3,045,000,000		—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	26,731
	NOK	5,581,000		—	12/31/24	6 month NOK-NIBOR-NIBR	1.955%	19,742
	NZD	1,804,000		—	10/31/24	3 month NZD-BBR-FRA	4.425%	101,098
	NZD	2,255,000		—	10/31/24	3 month NZD-BBR-FRA	4.42%	125,677
	NZD	2,255,000		—	11/3/24	3 month NZD-BBR-FRA	4.415%	108,637
	SEK	44,055,000		—	11/10/19	0.775%	3 month SEK-STIBOR-SIDE	(97,334)
	SEK	22,373,000		—	11/10/24	3 month SEK-STIBOR-SIDE	1.4775%	142,170
	JPMorgan Chase Bank N.A.
	AUD	7,192,000	(E)	—	8/6/24	4.5175%	6 month AUD-BBR-BBSW	(345,552)
	CAD	13,695,000		—	1/12/20	3 month CAD-BA-CDOR	1.63%	281,339
	CAD	6,048,000		—	1/16/25	3 month CAD-BA-CDOR	1.99%	138,343
	CAD	6,048,000		—	1/16/25	3 month CAD-BA-CDOR	2.00%	142,886
	KRW	6,202,000,000		—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.165%	53,090
	KRW	3,045,000,000		—	11/3/19	3 month KRW-CD-KSDA-BLOOMBERG	2.245%	36,726
	KRW	3,045,000,000		—	11/04/19	3 month KRW-CD-KSDA-BLOOMBERG	2.195%	30,057
	MXN	35,667,000		—	7/24/29	1 month MXN-TIIE-BANXICO	6.565%	203,120
	NZD	2,650,000		—	11/4/24	3 month NZD-BBR-FRA	4.38%	121,868
	SEK	41,236,000		—	11/10/19	0.78%	3 month SEK-STIBOR-SIDE	(93,084)
	SEK	21,454,000		—	11/10/24	3 month SEK-STIBOR-SIDE	1.485%	138,241
	SEK	21,454,000		—	11/11/24	3 month SEK-STIBOR-SIDE	1.485%	138,108
	SEK	41,236,000		—	11/11/19	0.775%	3 month SEK-STIBOR-SIDE	(91,676)
	ZAR	23,349,000		—	1/22/25	3 month ZAR-JIBAR-SAFEX	7.14%	15,333
	ZAR	70,047,000		—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.0633%	12,204

	Total			$—	$925,984
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$24,880,600		$71,825	1/6/25	2.28%	3 month USD-LIBOR-BBA	$(1,052,274)
		24,880,600		308,191	1/6/25	2.53%	3 month USD-LIBOR-BBA	(1,398,577)
		591,835,000	(E)	2,765,636	3/18/17	1.25%	3 month USD-LIBOR-BBA	(2,798,795)
		212,749,000	(E)	3,851,036	3/18/20	2.25%	3 month USD-LIBOR-BBA	(4,934,221)
		219,344,000	(E)	16,715,302	3/18/25	3.00%	3 month USD-LIBOR-BBA	(7,028,031)
		14,889,000	(E)	(2,393,427)	3/18/45	3 month USD-LIBOR-BBA	3.50%	2,099,821
		97,768,000	(E)	(543)	12/16/17	1.897%	3 month USD-LIBOR-BBA	(1,301,737)
		49,031,000	(E)	(272)	12/16/17	1.86625%	3 month USD-LIBOR-BBA	(622,966)
		66,877,000	(E)	(371)	12/16/17	1.905%	3 month USD-LIBOR-BBA	(901,004)
		16,296,000	(E)	(90)	12/16/17	1.8625%	3 month USD-LIBOR-BBA	(205,844)
		55,360,000	(E)	(307)	12/16/17	3 month USD-LIBOR-BBA	1.80%	630,132
		39,156,000	(E)	(315)	12/16/18	2.34%	3 month USD-LIBOR-BBA	(1,068,178)
		29,367,000	(E)	(236)	12/16/18	2.3795%	3 month USD-LIBOR-BBA	(835,287)
		10,107,000		(41)	12/19/19	1.742%	3 month USD-LIBOR-BBA	(212,889)
		34,388,000		(454)	1/9/25	3 month USD-LIBOR-BBA	2.07875%	899,112
		26,438,000		26,089	1/16/25	3 month USD-LIBOR-BBA	2.12%	809,014
		60,326,000		(486)	1/12/20	3 month USD-LIBOR-BBA	1.6457%	912,157
		24,375,075		(1,947)	1/23/25	3 month USD-LIBOR-BBA	2.14%	755,442
		5,412,000	(E)	(30)	12/16/17	3 month USD-LIBOR-BBA	1.924%	74,888
		9,789,000	(E)	(79)	12/16/18	2.337%	3 month USD-LIBOR-BBA	(266,183)
		17,913,000	(E)	(144)	12/16/18	2.0025%	3 month USD-LIBOR-BBA	(310,684)
		31,154,000	(E)	(13,582)	12/16/18	1.9525%	3 month USD-LIBOR-BBA	(507,810)
		35,450,500	(E)	(397)	10/22/24	3 month USD-LIBOR-BBA	3.14875%	1,362,533
		35,450,500	(E)	(397)	10/22/24	3 month USD-LIBOR-BBA	3.145%	1,356,542
		14,619,000	(E)	1,113,375	3/18/25	2.90%	3 month USD-LIBOR-BBA	(332,590)
		12,735,000		(103)	12/19/19	1.7285%	3 month USD-LIBOR-BBA	(259,893)
		10,107,000		(41)	12/19/19	1.734%	3 month USD-LIBOR-BBA	(208,934)
		22,595,300		(298)	1/22/25	3 month USD-LIBOR-BBA	2.09%	597,374
		6,732,000		(89)	1/9/25	3 month USD-LIBOR-BBA	2.081%	177,432
		90,973,000		(732)	1/9/20	1.62%	3 month USD-LIBOR-BBA	(1,277,442)
		62,663,235		(827)	1/14/25	3 month USD-LIBOR-BBA	2.10%	1,744,799
		44,785,080		(322)	1/15/25	3 month USD-LIBOR-BBA	2.09%	1,202,931
		26,438,000		(349)	1/22/25	3 month USD-LIBOR-BBA	2.095%	711,347
		127,770,000	(E)	(709)	12/20/19	2.315%	3 month USD-LIBOR-BBA	(1,021,464)
		31,777,000		(419)	1/12/25	2.14412%	3 month USD-LIBOR-BBA	(1,020,574)
		60,326,000		(486)	1/12/20	3 month USD-LIBOR-BBA	1.65338%	934,782
		31,774,000		(419)	1/12/25	2.1372%	3 month USD-LIBOR-BBA	(999,868)
		31,775,000		(419)	1/12/25	2.142%	3 month USD-LIBOR-BBA	(1,014,215)
		60,326,000		(486)	1/12/20	3 month USD-LIBOR-BBA	1.648%	918,926
		31,774,000		(419)	1/12/25	2.14055%	3 month USD-LIBOR-BBA	(1,009,837)
		60,326,000		(486)	1/12/20	3 month USD-LIBOR-BBA	1.6464%	914,230
		31,773,000		(419)	1/12/25	2.138%	3 month USD-LIBOR-BBA	(1,002,233)
		60,326,000		(486)	1/12/20	3 month USD-LIBOR-BBA	1.64084%	897,825
		780,000		(27)	1/27/45	2.326%	3 month USD-LIBOR-BBA	(26,240)
		12,311,000		(163)	1/20/25	3 month USD-LIBOR-BBA	1.949%	164,435
		12,236,000		(162)	1/20/25	1.875%	3 month USD-LIBOR-BBA	(78,868)
		4,880,000		(18)	1/22/17	3 month USD-LIBOR-BBA	0.73125%	3,566
		43,765,000		(352)	1/22/20	1.45125%	3 month USD-LIBOR-BBA	(224,889)
		3,810,000		(50)	1/22/25	1.921%	3 month USD-LIBOR-BBA	(40,554)
		2,203,000		(75)	1/22/45	2.31125%	3 month USD-LIBOR-BBA	(67,193)
		5,385,000		(71)	1/22/25	1.92125%	3 month USD-LIBOR-BBA	(57,443)
		13,711,000		(110)	1/23/20	1.4975%	3 month USD-LIBOR-BBA	(100,742)
		19,040,000		(153)	1/26/20	1.517%	3 month USD-LIBOR-BBA	(154,968)
		4,169,000		(142)	1/26/45	3 month USD-LIBOR-BBA	2.384%	196,153
		9,780,000		(129)	1/27/25	3 month USD-LIBOR-BBA	1.9625%	139,094
		9,780,000		(129)	1/27/25	3 month USD-LIBOR-BBA	1.963%	139,554
		2,616,000		(35)	1/27/25	1.968%	3 month USD-LIBOR-BBA	(38,623)
		28,199,000		(372)	1/27/25	3 month USD-LIBOR-BBA	1.95475%	380,614
		6,618,000	(E)	(225)	2/2/46	3 month USD-LIBOR-BBA	2.335%	107,576
		12,617,000		(167)	2/3/25	3 month USD-LIBOR-BBA	1.791%	(27,924)
	EUR	16,793,000	(E)	(312,699)	3/18/20	6 month EUR-EURIBOR-REUTERS	0.75%	98,551
	EUR	160,000	(E)	(10,131)	3/18/25	6 month EUR-EURIBOR-REUTERS	1.50%	4,177
	EUR	1,000	(E)	197	3/18/45	2.25%	6 month EUR-EURIBOR-REUTERS	(115)
	EUR	26,538,000	(E)	(379)	10/22/24	1.75%	6 month EUR-EURIBOR-REUTERS	(1,057,844)
	EUR	26,538,000	(E)	(380)	10/22/24	1.757%	6 month EUR-EURIBOR-REUTERS	(1,068,130)
	GBP	31,006,000	(E)	864,410	3/18/17	2.00%	6 month GBP-LIBOR-BBA	(185,620)
	GBP	26,283,000	(E)	(1,717,488)	3/18/20	6 month GBP-LIBOR-BBA	2.50%	790,812
	GBP	21,939,000	(E)	3,436,469	3/18/25	3.00%	6 month GBP-LIBOR-BBA	(1,388,460)
	GBP	6,300,000	(E)	(1,802,918)	3/18/45	6 month GBP-LIBOR-BBA	3.25%	1,646,747
	GBP	34,160,000	(E)	(194)	1/12/17	0.89875%	3 month GBP-LIBOR-BBA	(21,135)
	GBP	29,527,000	(E)	(168)	1/12/17	0.8945%	3 month GBP-LIBOR-BBA	(16,400)
	JPY	58,423,000		(20)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	69,611
	JPY	114,399,000		(38)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	135,342
	JPY	3,191,100,000		(125)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	161,557
	JPY	698,200,000		(122)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(826,615)
	JPY	56,638,000		(10)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	67,653
	JPY	65,000,000		(20)	11/07/44	6 month JPY-LIBOR-BBA	1.5025%	32,308
	JPY	384,000,000		(115)	11/07/44	6 month JPY-LIBOR-BBA	1.495%	184,308
	JPY	2,006,000,000		(143)	11/07/19	0.2475%	6 month JPY-LIBOR-BBA	(32,297)
	JPY	1,185,100,000		(84)	11/07/19	0.25%	6 month JPY-LIBOR-BBA	(20,341)
	JPY	19,740,000		(6)	11/07/44	6 month JPY-LIBOR-BBA	1.4975%	9,587
		$22,595,300		(298)	1/9/25	3 month USD-LIBOR-BBA	2.07%	572,265

	Total			$22,884,185	$(15,122,734)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$979,454	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(23,096)
Barclays Bank PLC
	739,344	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,915
	171,668	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	704
	2,902,729	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	11,591
	2,401,297	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(65,513)
	5,108,052	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,138
	4,692,175	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,031
	14,300,794	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(49,770)
	6,424,402	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	23,318
	2,381,613	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,644
	1,590,673	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,692
	1,190,807	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,322
	1,464,112	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(12,321)
	12,413,176	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(43,201)
	15,444,762	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	56,059
	4,770,270	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	14,070
	557,553	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,555)
	283,925	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,516)
	819,275	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,974
	2,381,613	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,644
	9,078,428	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,595)
	8,461,029	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	24,956
	5,239,318	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,234)
	15,394,495	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(407,963)
	1,820,309	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(48,239)
	1,267,608	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	5,062
	912,553	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,598
	5,875,415	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	23,461
	26,381,131	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	95,754
	6,523,239	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	23,677
	329,853	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,197
	647,929	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,554
	2,101,225	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,284
	1,523,328	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,005
	12,347,454	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(42,972)
	4,916,392	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(11,981)
	1,866,341	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,766)
	933,209	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,883)
	933,209	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,883)
	1,872,760	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,779)
	4,864,026	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(9,816)
	1,872,760	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,779)
	1,019,975	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(16,929)
	901,044	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,270
	646,913	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(10,737)
	988,613	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,280)
	3,739,102	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,546)
	1,200,035	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,176)
	3,300,847	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,488)
	1,417,854	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,146
Citibank, N.A.
	1,328,543	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,822
	1,102,687	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,002
EUR	14,700,000	—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(662,779)
EUR	7,660,000	—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	668,470
Credit Suisse International
	$1,587,742	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,763
	4,622,927	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,089)
	4,481,575	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(74,383)
	4,314,689	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	83,080
	4,591,354	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	88,408
	6,327,444	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(167,681)
	9,972,351	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(165,516)
	3,596,149	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(95,300)
EUR	4,280,000	—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(184,799)
EUR	14,700,000	—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(651,816)
EUR	7,660,000	—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	658,724
EUR	4,280,000	—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(185,137)
GBP	3,620,000	—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	230,747
GBP	3,620,000	—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	228,130
Deutsche Bank AG
	$4,622,927	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,089)
Goldman Sachs International
	3,606,654	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(19,262)
	2,782,232	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(14,859)
	9,135,879	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(76,879)
	3,494,625	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(18,664)
	7,758,899	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	28,162
	5,959,081	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(162,577)
	5,959,081	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(162,577)
	4,321,050	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,038)
	1,623,341	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,650)
	1,977,616	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(46,634)
	519,040	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,619)
	122,049	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,027)
	3,636,060	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(30,598)
	5,919,504	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,601)
	262,197	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(913)
	699,218	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,433)
	1,193,717	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,375)
	3,952,526	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(21,109)
	8,741,197	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(238,479)
	6,557,443	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(55,181)
	5,951,330	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(157,714)
	5,880,997	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	113,240
JPMorgan Chase Bank N.A.
	5,583,528	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(147,967)
	5,951,746	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(157,725)
	5,881,394	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	113,247

Total		$—	$(1,840,627)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$11,962	$175,000	5/11/63	300 bp	$11,871
	CMBX NA BBB- Index	BBB-/P	22,719	377,000	5/11/63	300 bp	22,524
	CMBX NA BBB- Index	BBB-/P	46,609	755,000	5/11/63	300 bp	46,219
	CMBX NA BBB- Index	BBB-/P	44,403	779,000	5/11/63	300 bp	44,000
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	69,177	624,000	5/11/63	300 bp	68,854
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	1,427	184,000	5/11/63	300 bp	1,332
	CMBX NA BBB- Index	BBB-/P	19,849	259,000	5/11/63	300 bp	19,715
	CMBX NA BBB- Index	BBB-/P	37,649	473,000	5/11/63	300 bp	37,405
	CMBX NA BBB- Index	BBB-/P	4,084	570,000	5/11/63	300 bp	3,789
	CMBX NA BBB- Index	BBB-/P	66,775	591,000	5/11/63	300 bp	66,470
	CMBX NA BBB- Index	BBB-/P	39,799	605,000	5/11/63	300 bp	39,486
	CMBX NA BBB- Index	BBB-/P	48,354	606,000	5/11/63	300 bp	48,040
	CMBX NA BBB- Index	BBB-/P	46,921	606,000	5/11/63	300 bp	46,607
	CMBX NA BBB- Index	BBB-/P	18,774	617,000	5/11/63	300 bp	18,455
	CMBX NA BBB- Index	BBB-/P	10,889	618,000	5/11/63	300 bp	10,569
	CMBX NA BBB- Index	BBB-/P	10,094	657,000	5/11/63	300 bp	9,755
	CMBX NA BBB- Index	BBB-/P	8,092	697,000	5/11/63	300 bp	7,732
	CMBX NA BBB- Index	BBB-/P	54,488	748,000	5/11/63	300 bp	54,102
	CMBX NA BBB- Index	BBB-/P	4,098	899,000	5/11/63	300 bp	3,633
	CMBX NA BBB- Index	BBB-/P	5,592	957,000	5/11/63	300 bp	5,097
	CMBX NA BBB- Index	BBB-/P	49,531	1,207,000	5/11/63	300 bp	48,908
	CMBX NA BBB- Index	BBB-/P	2,484	1,911,000	5/11/63	300 bp	1,497
	CMBX NA BBB- Index	BBB-/P	6,096	345,000	1/17/47	300 bp	(1,977)
	CMBX NA BBB- Index	BBB-/P	13,663	559,000	1/17/47	300 bp	629
	CMBX NA BBB- Index	BBB-/P	19,537	789,000	1/17/47	300 bp	1,140
	CMBX NA BBB- Index	BBB-/P	37,272	1,576,000	1/17/47	300 bp	525
	CMBX NA BB Index	—	(5,339)	1,022,000	5/11/63	(500 bp)	(1,938)
	CMBX NA BB Index	—	(3,001)	824,000	5/11/63	(500 bp)	(259)
	CMBX NA BB Index	—	(11,876)	680,000	5/11/63	(500 bp)	(9,613)
	CMBX NA BB Index	—	8,506	550,000	5/11/63	(500 bp)	10,336
	CMBX NA BB Index	—	13,969	529,000	5/11/63	(500 bp)	15,730
	CMBX NA BB Index	—	(3,110)	341,000	5/11/63	(500 bp)	(1,976)
	CMBX NA BB Index	—	(2,603)	339,000	5/11/63	(500 bp)	(1,475)
	CMBX NA BB Index	—	(3,238)	338,000	5/11/63	(500 bp)	(2,113)
	CMBX NA BB Index	—	3,184	308,000	5/11/63	(500 bp)	4,209
	CMBX NA BB Index	—	5,499	275,000	5/11/63	(500 bp)	6,414
	CMBX NA BB Index	—	(13,092)	675,000	5/11/63	(500 bp)	(10,846)
	CMBX NA BBB- Index	BBB-/P	(2,833)	297,000	5/11/63	300 bp	(2,986)
	CMBX NA BBB- Index	BBB-/P	(1,796)	298,000	5/11/63	300 bp	(1,950)
	CMBX NA BBB- Index	BBB-/P	(1,435)	424,000	5/11/63	300 bp	(1,654)
	CMBX NA BBB- Index	BBB-/P	23,451	490,000	5/11/63	300 bp	23,198
	CMBX NA BBB- Index	BBB-/P	(4,954)	592,000	5/11/63	300 bp	(5,260)
	CMBX NA BBB- Index	BBB-/P	(5,951)	594,000	5/11/63	300 bp	(6,257)
	CMBX NA BBB- Index	BBB-/P	(1,981)	594,000	5/11/63	300 bp	(2,288)
	CMBX NA BBB- Index	BBB-/P	(1,992)	596,000	5/11/63	300 bp	(2,300)
	CMBX NA BBB- Index	BBB-/P	1,608	596,000	5/11/63	300 bp	1,300
	CMBX NA BBB- Index	BBB-/P	(5,598)	598,000	5/11/63	300 bp	(5,907)
	CMBX NA BBB- Index	BBB-/P	7,138	599,000	5/11/63	300 bp	6,828
	CMBX NA BBB- Index	BBB-/P	5,955	599,000	5/11/63	300 bp	5,646
	CMBX NA BBB- Index	BBB-/P	2,133	616,000	5/11/63	300 bp	1,815
	CMBX NA BBB- Index	BBB-/P	428	617,000	5/11/63	300 bp	110
	CMBX NA BBB- Index	BBB-/P	14,705	618,000	5/11/63	300 bp	14,386
	CMBX NA BBB- Index	BBB-/P	(11,580)	641,000	5/11/63	300 bp	(11,911)
	CMBX NA BBB- Index	BBB-/P	12,327	653,000	5/11/63	300 bp	11,990
	CMBX NA BBB- Index	BBB-/P	14,141	653,000	5/11/63	300 bp	13,803
	CMBX NA BBB- Index	BBB-/P	4,085	673,000	5/11/63	300 bp	3,737
	CMBX NA BBB- Index	BBB-/P	3,327	718,000	5/11/63	300 bp	2,956
	CMBX NA BBB- Index	BBB-/P	489	735,000	5/11/63	300 bp	110
	CMBX NA BBB- Index	BBB-/P	(8,950)	891,000	5/11/63	300 bp	(9,411)
	CMBX NA BBB- Index	BBB-/P	4,145	895,000	5/11/63	300 bp	3,682
	CMBX NA BBB- Index	BBB-/P	(24,878)	1,285,000	5/11/63	300 bp	(25,542)
	CMBX NA BBB- Index	BBB-/P	(20,370)	1,351,000	5/11/63	300 bp	(21,068)
	CMBX NA BBB- Index	BBB-/P	(16,648)	1,351,000	5/11/63	300 bp	(17,346)
	CMBX NA BBB- Index	BBB-/P	1,978	1,490,000	5/11/63	300 bp	1,208
	CMBX NA BBB- Index	BBB-/P	59,500	2,432,000	5/11/63	300 bp	58,246
	CMBX NA BBB- Index	BBB-/P	19,283	9,679,000	5/11/63	300 bp	14,282
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(3,548)	513,000	5/11/63	300 bp	(3,813)
	CMBX NA BBB- Index	BBB-/P	2,344	899,000	5/11/63	300 bp	1,880
	CMBX NA BBB- Index	BBB-/P	(4,332)	949,000	5/11/63	300 bp	(4,822)
	CMBX NA BB Index	—	(5,599)	528,000	5/11/63	(500 bp)	(3,842)
	CMBX NA BB Index	—	495	408,000	5/11/63	(500 bp)	1,853
	CMBX NA BB Index	—	(3,246)	338,000	5/11/63	(500 bp)	(2,121)
	CMBX NA BB Index	—	6,218	275,000	5/11/63	(500 bp)	7,133
	CMBX NA BBB- Index	BBB-/P	(249)	93,000	5/11/63	300 bp	(297)
	CMBX NA BBB- Index	BBB-/P	(3,240)	297,000	5/11/63	300 bp	(3,393)
	CMBX NA BBB- Index	BBB-/P	(4,755)	592,000	5/11/63	300 bp	(5,061)
	CMBX NA BBB- Index	BBB-/P	(5,558)	594,000	5/11/63	300 bp	(5,865)
	CMBX NA BBB- Index	BBB-/P	(5,957)	594,000	5/11/63	300 bp	(6,264)
	CMBX NA BBB- Index	BBB-/P	(5,957)	594,000	5/11/63	300 bp	(6,264)
	CMBX NA BBB- Index	BBB-/P	(2,392)	596,000	5/11/63	300 bp	(2,700)
	CMBX NA BBB- Index	BBB-/P	3,568	598,000	5/11/63	300 bp	3,259
	CMBX NA BBB- Index	BBB-/P	(10,681)	641,000	5/11/63	300 bp	(11,012)
	CMBX NA BBB- Index	BBB-/P	7,392	647,000	5/11/63	300 bp	7,057

	Total		$719,467	$639,991

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,065,642,993.
(b)	The aggregate identified cost on a tax basis is $1,513,924,900, resulting in gross unrealized appreciation and depreciation of $38,345,174 and $34,663,605, respectively, or net unrealized appreciation of $3,681,569.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$120,097,821	$181,234,455	$264,915,496	$18,548	$36,416,780
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $393,036,448 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,510,018 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,241,965 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,507,935 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$41,911,000
Corporate bonds and notes	—	258,379,724	—
Foreign government and agency bonds and notes	—	44,389,618	—
Mortgage-backed securities	—	454,634,143	—
Municipal bonds and notes	—	3,600,000	—
Purchased options outstanding	—	587,136	—
Purchased swap options outstanding	—	6,312,891	—
Senior loans	—	83,497,161	—
U.S. government and agency mortgage obligations	—	479,128,173	—
U.S. treasury obligations	—	575,140	—
Short-term investments	39,676,780	104,914,703	—

Totals by level	$39,676,780	$1,436,018,689	$41,911,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$5,925,831	$—
Futures contracts	(42,753)	—	—
Written options outstanding	—	(517,892)	—
Written swap options outstanding	—	(5,762,166)	—
Forward premium swap option contracts	—	(193,412)	—
TBA sale commitments	—	(236,665,933)	—
Interest rate swap contracts	—	(37,080,935)	—
Total return swap contracts	—	(1,840,627)	—
Credit default contracts	—	(79,476)	—

Totals by level	$(42,753)	$(276,214,610)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of October 31, 2014	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of January 31, 2015

Asset-backed securities	$—	$—	$—	$—	$—	$—	$41,911,000	$41,911,000

Totals:	$—	$—	$—	$—	$—	$—	$41,911,000	$41,911,000

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$24,725	$104,201
Foreign exchange contracts	10,658,641	4,732,810
Interest rate contracts	43,346,663	81,884,421

Total	$54,030,029	$86,721,432

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$116,800,000
Purchased swap option contracts (contract amount)		$629,300,000
Written TBA commitment option contracts (contract amount)		$233,500,000
Written swap option contracts (contract amount)		$451,900,000
Futures contracts (number of contracts)		600
Forward currency contracts (contract amount)		$667,600,000
OTC interest rate swap contracts (notional)		$184,000,000
Centrally cleared interest rate swap contracts (notional)		$2,847,000,000
OTC total return swap contracts (notional)		$463,900,000
OTC credit default contracts (notional)		$62,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$270,658	$–	$–	$1,480,962	$863,713	$176,860	$690,115	$–	$1,311,315	$–	$–	$–	$–	$–	$4,793,623
	Centrally cleared interest rate swap contracts§	–	–	4,774,484	–	–	–	–	–	–	–	–	–	–	–	4,774,484
	OTC Total return swap contracts*#	–	378,066	–	677,294	1,294,852	–	141,402	–	113,247	–	–	–	–	–	2,604,861
	OTC Credit default contracts*#	–	–	–	–	19,570	–	5,155	–	–	–	–	–	–	–	24,725
	Futures contracts§	–	–	–	–	–	–	–	–	–	13,880	–	–	–	–	13,880
	Forward currency contracts#	507,229	435,536	–	1,520,559	1,087,678	1,146,999	1,270,480	516,925	1,181,411	–	728,755	496,838	825,679	940,552	10,658,641
	Forward premium swap option contracts#	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Purchased swap options#	265,290	426	–	1,171,031	4,249,220	–	626,924	–	–	–	–	–	–	–	6,312,891
	Purchased options#	–	–	–	–	–	–	–	–	587,136	–	–	–	–	–	587,136

	Total Assets	$1,043,177	$814,028	$4,774,484	$4,849,846	$7,515,033	$1,323,859	$2,734,076	$516,925	$3,193,109	$13,880	$728,755	$496,838	$825,679	$940,552	$29,770,241

	Liabilities:
	OTC Interest rate swap contracts*#	$–	$–	$–	$826,615	$92,889	$2,133,460	$284,363	$–	$530,312	$–	$–	$–	$–	$–	$3,867,639
	Centrally cleared interest rate swap contracts§	–	–	7,293,297	–	–	–	–	–	–	–	–	–	–	–	7,293,297
	OTC Total return swap contracts*#	23,096	827,922	–	662,779	1,540,721	16,089	1,069,189	–	305,692	–	–	–	–	–	4,445,488
	OTC Credit default contracts*#	1,079	323	–	–	98,869	–	3,930	–	–	–	–	–	–	–	104,201
	Futures contracts§	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Forward currency contracts#	55,155	429,070	–	360,366	680,177	613,970	109,339	221,984	495,847	–	215,795	918,368	429,681	203,058	4,732,810
	Forward premium swap option contracts#	–	–	–	–	–	–	107,235	–	86,177	–	–	–	–	–	193,412
	Written swap options#	341,091	2,955	–	2,134	2,064,244	–	1,581,436	–	1,770,306	–	–	–	–	–	5,762,166
	Written options#	–	–	–	–	–	–	–	–	517,892	–	–	–	–	–	517,892

	Total Liabilities	$420,421	$1,260,270	$7,293,297	$1,851,894	$4,476,900	$2,763,519	$3,155,492	$221,984	$3,706,226	$–	$215,795	$918,368	$429,681	$203,058	$26,916,905

	Total Financial and Derivative Net Assets	$622,756	$(446,242)	$(2,518,813)	$2,997,952	$3,038,133	$(1,439,660)	$(421,416)	$294,941	$(513,117)	$13,880	$512,960	$(421,530)	$395,998	$737,494	$2,853,336
	Total collateral received (pledged)##†	$380,000	$(446,242)	$–	$2,590,000	$2,876,010	$(1,422,935)	$–	$179,206	$(513,117)	$–	$507,316	$–	$395,998	$–
	Net amount	$242,756	$–	$(2,518,813)	$407,952	$162,123	$(16,725)	$(421,416)	$115,735	$–	$13,880	$5,644	$(421,530)	$–	$737,494

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015